Taxation - Summary of income tax related to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax related to components of other comprehensive income [abstract]
Unrealised revaluations financial assets at fair value through other comprehensive income and other revaluations	€ (7)	€ 142	€ 17
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	(3)	8	12
Changes in cash flow hedge reserve	(251)	875	233
Remeasurement of the net defined benefit asset/liability	31	6	(54)
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	2	19	(8)
Exchange rate differences and other	19	(141)	(77)
Total income tax related to components of other comprehensive income	€ (209)	€ 910	€ 123